Schedule of Functional and Reporting Currency (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Future NRG Sdn. Bhd. [Member]
FunctionalAndReportingCurrencyLineItem [Line Items]
Foreign Currency Exchange Rate, Translation	4.046	4.0610	4.4755	4.5900